FINANCIAL RISK MANAGEMENT - Liquidity Risk, Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			$ 95,000
Borrowings			422,592		$ 396,901
Shares available for sale under prospectus			476,000
Shares authorised under prospectus			500,000
Second Lien Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 72,100,000		137,097		0
Borrowing, accelerated maturity, principal amount remaining	25,000,000
Senior Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	145,800,000			$ 250,000,000
Borrowings			196,000		305,409	$ 324,691
Repayments of borrowings, note exchanges for common shares	24,100,000
Repayments of borrowings	32,100,000	$ 41,800
Second Lien Note, Second Lien Refinancing
Disclosure of detailed information about borrowings [line items]
Notional amount	104,200,000		134,100
Repayments of borrowings, through refinancing exchange	8,000,000	$ 10,500
Second Lien Notes, Additional
Disclosure of detailed information about borrowings [line items]
Borrowings	30,000,000
Debt instrument, borrowings spent	9,000,000
Debt instrument, borrowing capacity committed for capital expenditures, development capital, and senior notes	21,000,000
Credit Facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			95,000
Borrowings			47,800
Credit Facilities - current
Disclosure of detailed information about borrowings [line items]
Borrowings			47,763		$ 0
Letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings			13,900
Top of range | Second Lien Notes, Additional
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 40,000,000
Top of range | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Notional amount			100,000
Liquidity risk | Second Lien Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			139,331
Liquidity risk | Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings			198,904
Liquidity risk | Credit Facilities - current
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 47,763